Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund

September 30, 2020

MHT-QTLY-1120
1.951037.107

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	1,660,033	$98,755,363
Entertainment - 2.7%
Activision Blizzard, Inc.	634,222	51,340,271
Electronic Arts, Inc. (a)	326,142	42,532,178
Nintendo Co. Ltd. ADR	89,500	6,345,550
The Walt Disney Co.	955,193	118,520,347
Vivendi SA	3,818,081	106,634,714
Warner Music Group Corp. Class A	370,000	10,633,800
		336,006,860
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	20,311	29,767,802
Class C (a)	19,773	29,058,401
Match Group, Inc. (a)	344,015	38,065,260
		96,891,463
Media - 4.4%
Comcast Corp. Class A	10,767,442	498,101,867
Discovery Communications, Inc. Class A (a)(b)	357,201	7,776,266
Interpublic Group of Companies, Inc.	2,268,270	37,812,061
		543,690,194

TOTAL COMMUNICATION SERVICES		1,075,343,880

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.7%
BorgWarner, Inc.	2,158,662	83,626,566
Automobiles - 0.7%
General Motors Co.	2,766,000	81,845,940
Distributors - 0.1%
LKQ Corp. (a)	458,681	12,719,224
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	319,500	27,451,440
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	616,689	60,182,680
Sony Corp. sponsored ADR (b)	175,900	13,500,325
Whirlpool Corp.	499,963	91,938,196
		165,621,201
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.	194,900	17,870,381
Ocado Group PLC (a)	253,100	8,961,563
The Booking Holdings, Inc. (a)	49,737	85,084,091
		111,916,035
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,076,947	178,622,429
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	96,300	12,089,502
Tapestry, Inc.	329,050	5,143,052
		17,232,554

TOTAL CONSUMER DISCRETIONARY		679,035,389

CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR (b)	184,000	9,913,920
Diageo PLC sponsored ADR	256,800	35,351,088
The Coca-Cola Co.	2,552,595	126,021,615
		171,286,623
Food & Staples Retailing - 1.1%
Performance Food Group Co. (a)	659,600	22,835,352
Sysco Corp.	1,214,200	75,547,524
Walmart, Inc.	259,674	36,330,989
		134,713,865
Household Products - 0.2%
Colgate-Palmolive Co.	16,400	1,265,260
Energizer Holdings, Inc.	29,700	1,162,458
Spectrum Brands Holdings, Inc.	482,882	27,601,535
		30,029,253
Personal Products - 0.1%
Unilever NV	267,300	16,232,428
Tobacco - 4.0%
Altria Group, Inc.	10,315,959	398,608,656
British American Tobacco PLC sponsored ADR	2,491,206	90,057,097
		488,665,753

TOTAL CONSUMER STAPLES		840,927,922

ENERGY - 6.2%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	1,508,000	10,841,756
Oil, Gas & Consumable Fuels - 6.1%
Cabot Oil & Gas Corp.	578,200	10,037,552
Cenovus Energy, Inc. (Canada)	22,603,581	88,102,276
Equinor ASA sponsored ADR	8,026,596	112,853,940
Exxon Mobil Corp.	10,380,943	356,377,773
Hess Corp.	3,400,572	139,185,412
Kosmos Energy Ltd.	12,093,252	11,798,177
Royal Dutch Shell PLC Class B sponsored ADR	638,300	15,459,626
Total SA sponsored ADR	403,131	13,827,393
		747,642,149

TOTAL ENERGY		758,483,905

FINANCIALS - 14.9%
Banks - 9.8%
Bank of America Corp.	15,259,594	367,603,619
JPMorgan Chase & Co.	1,754,471	168,902,923
M&T Bank Corp.	200,820	18,493,514
PNC Financial Services Group, Inc.	1,102,821	121,211,056
Truist Financial Corp.	2,979,223	113,359,435
U.S. Bancorp	2,221,819	79,652,211
Wells Fargo & Co.	14,350,737	337,385,827
		1,206,608,585
Capital Markets - 3.4%
KKR & Co. LP	1,728,451	59,355,007
Morgan Stanley	1,213,724	58,683,555
Northern Trust Corp.	1,838,146	143,320,244
Raymond James Financial, Inc.	328,502	23,901,806
State Street Corp.	2,275,441	135,001,915
		420,262,527
Consumer Finance - 0.5%
Discover Financial Services	1,039,400	60,056,532
Encore Capital Group, Inc. (a)	6,600	254,694
		60,311,226
Insurance - 0.3%
Chubb Ltd.	248,297	28,832,248
The Travelers Companies, Inc.	96,640	10,455,482
		39,287,730
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	7,136,677	63,230,958
Radian Group, Inc.	3,022,508	44,158,842
		107,389,800

TOTAL FINANCIALS		1,833,859,868

HEALTH CARE - 18.5%
Biotechnology - 2.1%
AbbVie, Inc.	346,376	30,339,074
ADC Therapeutics SA (a)	191,100	6,304,389
Alexion Pharmaceuticals, Inc. (a)	805,783	92,205,749
Alnylam Pharmaceuticals, Inc. (a)	180,950	26,346,320
Crinetics Pharmaceuticals, Inc. (a)	294,400	4,613,248
Gritstone Oncology, Inc. (a)	885,562	2,346,739
Heron Therapeutics, Inc. (a)	175,117	2,595,234
Insmed, Inc. (a)	1,298,646	41,738,482
Intercept Pharmaceuticals, Inc. (a)(b)	783,118	32,468,072
United Therapeutics Corp. (a)	45,000	4,545,000
Vaxcyte, Inc.	185,700	9,169,866
		252,672,173
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	191,206	44,489,812
Boston Scientific Corp. (a)	2,604,419	99,514,850
Intuitive Surgical, Inc. (a)	6,700	4,753,918
		148,758,580
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	511,238	49,549,187
Cardinal Health, Inc.	1,619,258	76,024,163
Centene Corp. (a)	267,200	15,585,776
Cigna Corp.	957,011	162,127,234
Covetrus, Inc. (a)	635,573	15,507,981
CVS Health Corp.	3,233,952	188,862,797
McKesson Corp.	1,043,021	155,337,118
UnitedHealth Group, Inc.	654,381	204,016,364
		867,010,620
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	43,985	49,703
Pharmaceuticals - 8.2%
Bayer AG	2,997,172	184,906,736
Bristol-Myers Squibb Co.	5,271,460	317,816,323
Elanco Animal Health, Inc. (a)	428,800	11,976,384
GlaxoSmithKline PLC sponsored ADR	4,994,736	188,001,863
Intra-Cellular Therapies, Inc. (a)	106,900	2,743,054
Johnson & Johnson	1,657,371	246,749,394
Pliant Therapeutics, Inc.	234,300	5,306,895
Sanofi SA sponsored ADR	863,200	43,306,744
TherapeuticsMD, Inc. (a)(b)	8,186,714	12,935,008
		1,013,742,401

TOTAL HEALTH CARE		2,282,233,477

INDUSTRIALS - 13.4%
Aerospace & Defense - 0.9%
Airbus Group NV	170,200	12,343,862
General Dynamics Corp.	220,460	30,518,278
Huntington Ingalls Industries, Inc.	156,650	22,048,488
Raytheon Technologies Corp.	241,369	13,888,372
Safran SA (a)	96,600	9,504,197
The Boeing Co.	179,641	29,687,472
		117,990,669
Air Freight & Logistics - 3.8%
FedEx Corp.	503,547	126,652,141
United Parcel Service, Inc. Class B	1,942,056	323,604,791
XPO Logistics, Inc. (a)	146,384	12,392,869
		462,649,801
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	136,000	11,119,360
Building Products - 0.1%
Johnson Controls International PLC	443,900	18,133,315
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	173,500	9,034,145
Electrical Equipment - 1.2%
Acuity Brands, Inc.	278,669	28,521,772
Hubbell, Inc. Class B	207,514	28,396,216
Vertiv Holdings Co. (a)	569,900	9,870,668
Vertiv Holdings LLC (c)	4,500,000	77,940,000
		144,728,656
Industrial Conglomerates - 4.7%
3M Co.	243,373	38,983,487
General Electric Co.	87,408,818	544,556,936
		583,540,423
Machinery - 1.3%
Caterpillar, Inc.	54,500	8,128,675
Cummins, Inc.	97,500	20,588,100
Flowserve Corp.	809,885	22,101,762
Fortive Corp.	430,200	32,785,542
Otis Worldwide Corp.	318,884	19,904,739
Stanley Black & Decker, Inc.	149,500	24,248,900
Westinghouse Air Brake Co.	525,385	32,510,824
		160,268,542
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	232,163	29,340,760
Knight-Swift Transportation Holdings, Inc. Class A	2,084,515	84,839,761
Ryder System, Inc.	681,700	28,795,008
		142,975,529
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	83,200	2,751,703

TOTAL INDUSTRIALS		1,653,192,143

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	310,267	12,221,417
Electronic Equipment & Components - 0.0%
CDW Corp.	38,000	4,542,140
IT Services - 3.7%
Amadeus IT Holding SA Class A	120,100	6,701,207
Fidelity National Information Services, Inc.	515,400	75,872,034
Gartner, Inc. (a)	9,800	1,224,510
Genpact Ltd.	552,800	21,531,560
IBM Corp.	181,500	22,083,105
MasterCard, Inc. Class A	124,689	42,166,079
Snowflake Computing, Inc.	26,500	6,651,500
Twilio, Inc. Class A (a)	34,600	8,549,314
Unisys Corp. (a)	2,032,299	21,684,630
Visa, Inc. Class A	1,262,293	252,420,731
		458,884,670
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	158,938	18,554,422
Applied Materials, Inc.	405,702	24,118,984
Intel Corp.	199,600	10,335,288
Lam Research Corp.	46,800	15,525,900
Marvell Technology Group Ltd.	437,691	17,376,333
NVIDIA Corp.	3,032	1,640,979
Qualcomm, Inc.	2,781,331	327,307,032
		414,858,938
Software - 9.7%
Autodesk, Inc. (a)	154,828	35,766,816
Dynatrace, Inc. (a)	436,194	17,892,678
Elastic NV (a)	262,000	28,267,180
Microsoft Corp.	4,243,905	892,620,537
Parametric Technology Corp. (a)	232,400	19,224,128
SAP SE sponsored ADR (b)	1,145,746	178,518,684
Workday, Inc. Class A (a)	86,600	18,630,258
		1,190,920,281
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	4,091,804	473,871,821
Samsung Electronics Co. Ltd.	235,780	11,767,467
		485,639,288

TOTAL INFORMATION TECHNOLOGY		2,567,066,734

MATERIALS - 2.2%
Chemicals - 1.4%
DuPont de Nemours, Inc.	1,738,000	96,424,240
Intrepid Potash, Inc. (a)	13,649	115,198
Livent Corp. (a)	60,700	544,479
LyondellBasell Industries NV Class A	201,200	14,182,588
Nutrien Ltd.	846,792	33,202,666
PPG Industries, Inc.	182,400	22,267,392
		166,736,563
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR (b)	1,168,369	60,416,361
Freeport-McMoRan, Inc.	2,616,842	40,927,409
		101,343,770

TOTAL MATERIALS		268,080,333

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	128,581	31,081,885
Equinix, Inc.	31,422	23,884,805
		54,966,690
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	147,700	14,552,881
Southern Co.	328,300	17,800,426
		32,353,307
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	524,100	10,141,335
Sempra Energy	39,380	4,661,017
		14,802,352

TOTAL UTILITIES		47,155,659

TOTAL COMMON STOCKS
(Cost $10,407,293,651)		12,060,346,000

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	22,323,329	1,741,287
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23(c)(d)(e)	19,301,670	12,546,086
TOTAL OTHER
(Cost $28,971,416)		14,287,373

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.10% (f)	162,951,561	162,984,152
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	143,633,212	143,647,576
TOTAL MONEY MARKET FUNDS
(Cost $306,622,220)		306,631,728
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,742,887,287)		12,381,265,101
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(73,342,300)
NET ASSETS - 100%		$12,307,922,801

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,227,373 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$9,669,746
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$19,301,670
Vertiv Holdings LLC	2/6/20	$45,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,199
Fidelity Securities Lending Cash Central Fund	172,392
Total	$237,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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